Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Fees under consulting agreement	$ 400,000	$ 400,000
Rental deposit		15,000
Total amount	22,000
Receivable from related party	153,000	45,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses	200,000
Consulting fee	$ 140,000	$ 35,000